12 FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	R$ 5,398	R$ 4,854
Non-current financial assets at fair value through profit or loss	51,503	2,279,189
Total Financial assets at fair value through profit or loss	56,901	2,284,043
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total Financial assets at fair value through profit or loss	51,334	2,283,692
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total Financial assets at fair value through profit or loss	5,567	351
Trading Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	4,034	4,503
Trading Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	4,034	4,503
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through profit or loss	47,300	2,279,189
Investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through profit or loss	47,300	2,279,189
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	1,364	351
Non-current financial assets at fair value through profit or loss	4,203
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	1,364	R$ 351
Non-current financial assets at fair value through profit or loss	R$ 4,203